The Florida


TaxFree Funds





The Florida TaxFree ShortTerm Fund


The Florida TaxFree Money Market Fund













































Distributor:


William R. Hough & Co.


100 Second Avenue South, Suite 800


St. Petersburg, Florida  33701-4386


(800) 557-7555







Semi-Annual Report


October 31, 2002
This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.




CONTENTS


	President's Message	2

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	4
		Municipal Bonds	6

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	11
		Municipal Bonds	11

 	Statements of Assets and Liabilities	17

	Statements of Operations	18

	Statements of Changes in Net Assets	19

	Notes to Financial Statements	20




Dear Shareholder:

We are pleased to present the Semi-Annual Report on The Florida TaxFree Funds. We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.

The Florida TaxFree Money Market Fund

Total net assets of the Fund were $172.1 million as of October 31, 2002. This compares with $166.8 million on April 30, 2002 and $172.7 million on October 31, 2001.

We are pleased to report that the Florida TaxFree Money Market Fund maintained its ranking within the top 10% of tax-free state-specific funds tracked by iMoneyNet Inc. (formerly IBC Financial Data, Inc.), a respected mutual fund performance and statistical reporting company. Rankings by iMoneyNet for the periods ending October 31, 2002 are as follows:

1-year total return ...26 out of 304, 3-year total return...16 out of 263, 5-year total return...13 out of 234

The 7-day average yield of the Fund was 1.22% as of October 31, 2002. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 1.92%. Had certain fees and expenses not been reimbursed by the adviser, the yield and ranking would have been lower. Past performance, however, is no guarantee of future results.

The Florida TaxFree ShortTerm Fund

As of October 31, 2002, total net assets for the Fund were $23.1 million, compared with assets of $22.4 million on April 30, 2002 and $23.1 million on October 31, 2001. The portfolio had a dollar-weighted average maturity of 2.27 years and a 30-day SEC yield of 1.94% on October 31, 2002. This yield equates to a tax equivalent yield of 3.13% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.

The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $10.25 on October 31, 2002, compared with $10.14 on April 30, 2002, and $10.24 on October 31, 2001, contributing to a 5.51% cumulative total return on the Fund for the year ended October 31, 2002. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 16 cents per share for the six-month period ending October 31, 2002 and 38 cents per share for the year then ending.

The cumulative total return on the Fund since its inception November 22, 1993 through October 31, 2002 was 47.68%. This represents a return of 4.46% on an annualized basis. Another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $14,768 on October 31, 2002, including reinvestment of all distributions.




The Florida Intangible Tax

The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.

Each of The Florida TaxFree Funds will ordinarily invest at least 80% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 20% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.

We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,



W. Robb Hough, Jr.
President
The Hough Group of Funds



Florida (40.7%)


Alachua, FL, IDB, (Sabine Inc., Project), 1.95%, 09/01/15, SunTrust Bank, N.A., LOC
$1,300,000
$1,300,000
Capital Trust Agency, FL, IDB, (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 1.85%, 10/01/33, JP Morgan Chase Bank, LOC
1,500,000
1,500,000
Collier County, FL IDA, IDB, (Redlands Christian Migrant Association, Inc., Project), 1.90%, 12/01/26, Bank of America, N.A., LOC
4,400,000
4,400,000
Dade County, FL IDA, IDB, (Dolphins Stadium), Series A, 1.85%, 01/01/16, Societe Generale, LOC
600,000
600,000
Escambia County, FL, Sales Tax RB, (P-Floats PT1539), 1.92%, 10/01/22, AMBAC insured, Merrill Lynch, SBPA
2,460,000
2,460,000
Florida Development Finance Corp, IDB, (DSLA Realty LC Project), Series A-1, 2.00%, 04/01/25, SunTrust Bank, N.A., LOC
1,680,000
1,680,000
Florida Development Finance Corp, IDB, (RL Smith Investments LLC Project), Series A-2, 2.00%, 04/01/25, SunTrust Bank, N.A., LOC
1,750,000
1,750,000
Florida Development Finance Corp, IDB, (Charlotte Community Project), Series A-3, 1.90%, 02/01/21, SunTrust Bank, N.A., LOC
1,550,000
1,550,000
Florida HFA, Housing RB, (Lakes of Northdale Project), Series D, 1.90%, 06/01/07, SouthTrust Bank of AL, LOC
2,065,000
2,065,000
Florida HFA, Housing RB, (Town Colony Development), 1983 Series E, 1.90%, 12/01/05, Credit Suisse First Boston, LOC
1,885,000
1,885,000
Florida Local Government Finance Auth, IDB, (Lake Wales Medical Centers Project), Series A, 2.15%, 03/01/15, First Union National Bank, LOC
910,000
910,000
Gulf Breeze, FL, Hospital RB, (Heritage Healthcare Project), 2.20%, 01/01/24, Anchor National Life Insurance Co., SBPA
3,400,000
3,400,000
Jacksonville, FL Electric Auth, Electric Util RB, Series A, 2.00%, 10/01/10, Westdeutsche Landesbank Girozentrale, SPBA
2,600,000
2,600,000
Jacksonville, FL Electric Auth, Electric Util RB, Series B, 2.00%, 10/01/10, Landesbank Hessen-Thuringen Girozentrale, SPBA
2,300,000
2,300,000
Jacksonville, FL Electric Auth, Electric Util RB, Series F, 2.00%, 10/01/30, Landesbank Hessen-Thuringen Girozentrale, SPBA
6,775,000
6,775,000
Jacksonville, FL Electric Auth, Electric Util RB, Series B, 2.00%, 10/01/30, Bank of America, SPBA
3,000,000
3,000,000
Jacksonville, FL Electric Auth, Electric Util RB, Series C, 2.00%, 10/01/30, Dexia Credit Local de France, SPBA
1,100,000
1,100,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital), Series D, 1.95%, 04/01/20, SunTrust Bank, N.A., Liquidity $1,800,000
$1,800,000
Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital), Series 1995A, 2.05%, 04/01/25, SunTrust Bank, N.A., Liquidity 3,400,000
3,400,000
Lee County, FL HFA, Housing RB, (University Club Apartments), 1.94%, 05/15/35, SouthTrust Bank, N.A., LOC
800,000
800,000
Martin County, FL, Solid Waste RB, (Florida Power & Light), 2.10%, 01/01/27 2,000,000
2,000,000
Orange County, FL Educational Facilities Auth, Higher Education RB, (Rollins College Project), 1.90%, 05/01/31, Bank of America, N.A., LOC
3,000,000
3,000,000
Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health Systems/Sunbelt Obligated Group), Floater Certificates - Series 171, Series A, 2.05%, 11/15/14, FSA Insured, Morgan Stanley Dean Witter, Liquidity Facility 6,035,000
6,035,000
Orange County, FL IDA, IDB, (Central Florida YMCA Project), Series 2002A, 1.90%, 05/01/27, Bank of America, N.A., LOC
1,000,000
1,000,000
Palm Beach County, FL Health Facilities Auth, Hospital RB, (Bethesda Healthcare System Project), 2.00%, 12/01/31, SunTrust Bank, LOC
1,600,000
1,600,000
Palm Beach County, FL, Public Improv RB, (Jewish Community Campus Project), 1.85%, 03/01/30, The Northern Trust Company, LOC
1,200,000
1,200,000
Palm Beach County, FL, Hospital RB, (Hospice of Palm Beach County, Inc. Project), Series 2001, 1.85%, 10/01/31, The Northern Trust Company, LOC 1,700,000
1,700,000
St. Lucie County, FL, Pollution Control, (Florida Power & Light), 2.05%,
09/01/28
1,000,000
1,000,000
St. Lucie County, FL, IDB, (Freedom Plastics FL Project), 1.92%, 11/01/20, LaSalle Bank, N.A., LOC
2,500,000
2,500,000
St. Petersburg, FL, Public Improv RB, (Florida International Museum Project), Series 1997A, 1.85%, 10/01/17, SunTrust Bank, Tampa Bay, LOC
2,975,000
2,975,000
St. Petersburg, FL Health Facilities Auth, Hospital RB, (Menorah Manor Project), Series 1997, 1.95%, 07/01/27, SunTrust Bank, Tampa Bay, LOC
700,000
700,000
Southeast Volusia, FL Hospital District, Hospital RB, (Bert Fish Medical Center), 1.90%, 05/01/22, SouthTrust Bank of Alabama, N.A., LOC
600,000
600,000
Sumter County, FL IDA, IDB, (Great Southern Wood, FL, Inc.), 2.10%, 04/01/05, SouthTrust Bank, LOC
250,000
250,000









Non-Florida (3.5%)


Illinois Health Facilities Auth, Hospital RB, (Blessing Hospital), Series 1999, 1.90%, 11/15/29, FSA Insured, Bank One, SBPA
$100,000
$100,000
Oklahoma State Industries Auth, IDB, (Amateur Softball Association Project), 2.00%, 06/01/14, Bank One Oklahoma, N.A., LOC
1,600,000
1,600,000
Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series A, 2.10%, 09/01/30, Fleet Bank, LOC
2,890,000

2,890,000
Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series B, 2.10%, 09/01/17, Fleet Bank, LOC
1,370,000

1,370,000



Total Variable Rate Demand Notes (Cost $75,795,000)

 $   75,795,000



*These securities have maturities greater than one year but are redeemable upon demand. For purposes of calculating the Fund's weighted average maturity, the length to maturity of these investments is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.




Principal

Municipal Bonds
Amount
Value



Florida (54.0%)


Brevard County, FL School Board, Certificates of Participation, 2.00%, 07/01/03, AMBAC Insured
$1,010,000
$1,013,727
Brevard County, FL School District, Revenue Anticipation Notes, 2.50%,
05/02/03
2,500,000
2,512,142
Brevard County, FL School District, Tax Anticipation Notes, 2.25%, 06/30/03 1,000,000
1,005,298
Brevard County, FL Solid Waste Management System, Solid Waste RB, 4.10%, 04/01/03, FSA Insured
50,000
50,444
Broward County, FL, GO Bonds, Series B, 4.00%, 01/01/03
1,000,000
1,004,203
Broward County, FL, Sales Tax RB, Commercial Paper, 1.70%, 11/14/02, Dexia Credit Local de France, LOC
1,500,000
1,500,000
Charlotte County, FL School District, Tax Anticipation Notes, 2.25%, 06/30/03 2,000,000
2,011,843
Clearwater, FL, Public Inprovement RB, (Spring Training Facility), 2.00%, 03/01/03, MBIA Insured
165,000
165,364
Clearwater, FL, Water & Sewer RB, 5.00%, 12/01/02, AMBAC Insured
150,000
150,401

Dade County, FL Educational Facilities Auth, Higher Education RB, (University of Miami), Series B, 4.70%, 04/01/03, MBIA Insured
$185,000
$187,041
Escambia County, FL HFA, Housing RB, (Single Family Mortgage), Series B, 2.20%, 05/03/03, GNMA/FNMA Collateralized, Mandatory Tender @ 100, Bank of America, N.A., SBPA
1,000,000
1,000,000
Escambia County, FL School Board, Certificates of Participation, 3.00%, 02/01/03, MBIA Insured
1,230,000
1,234,252
Escambia County, FL Utilities Auth, Water & Sewer RB, Series A, 6.30%, 01/01/03, Pre-refunded @ 102
245,000
251,706
Escambia County, FL Utilities Auth, Solid Waste RB, (Sanitation System Rev), 6.00%, 01/01/03, Pre-refunded @ 102
1,700,000
1,745,302
Everglades City, FL, Bond Anticipation Notes, 2.75%, 11/02/02
1,148,230
1,148,246
Florida Rural Utility Financing Commission, Public Improv Revenue Notes, (Public Projects Construction), Series 2002A, 3.00%, 07/15/03
3,730,000
3,763,567
Florida State Board of Education, GO Bonds, Series D, 6.75%, 06/01/03
485,000
499,475
Florida State Board of Education, GO Bonds, (Capital Outlay), Series F, 5.40%, 06/01/03
100,000
102,259
Florida State Board of Education, GO Bonds, Series A, 5.20%, 01/01/03
100,000
100,571
Florida State Board of Education, Public Improvement RB, (Lottery Revenues), Series C, 4.00%, 07/01/03, FGIC Insured
225,000
228,733
Florida Local Government Commission, Commercial Paper, (Florida Association of Counties Pooled Program), 1.35%, 12/09/02, First Union National Bank, LOC 1,864,000
1,864,000
Florida Local Government Commission, Commercial Paper, (Florida Association of Counties Pooled Program), 1.60%, 12/09/02, First Union National Bank, LOC 150,000
150,000
Florida Local Government Commission, Commercial Paper, (Florida Pooled Program), Series B, 1.50%, 11/07/02, First Union National Bank, LOC
1,935,000
1,935,000
Florida State Turnpike Auth, Transportation RB, (Department of Transportation), Series A, 5.50%, 07/01/03, AMBAC Insured
100,000
102,693
Gainesville, FL Utility System, Electric Util RB, CP Notes, Series C, 1.35%, 11/05/02, Bayerische Landesbank, LOC
1,883,000
1,883,000
Greater Orlando, FL Aviation Auth, Transportation RB, Series B, 3.00%, 10/01/03, FSA Insured
200,000
201,655
Gulf Breeze, FL, IDB, (Local Government Loan Program), Series B, 4.15%, 12/01/02, FGIC Insured, Mandatory Tender @ 100
905,000
909,532
Jacksonville, FL Electric Auth, Water & Sewer RB, CP Notes, Series D, 1.65%, 12/11/02, Dexia Credit Local, SBPA
5,000,000
5,000,000
Jacksonville, FL, GO Bonds, (Commercial Paper Program), 1.55%, 11/15/02, J. P. Morgan Chase and SunTrust Bank, LOC
10,000,000
10,000,000
Jacksonville, FL, Commercial Paper, (Florida Power & Light), Series 1992, 1.45%, 11/06/02
5,300,000
5,300,000
Jacksonville, FL Port Auth, Transportation RB, 4.20%, 10/01/03, FGIC insured $200,000
$204,425
Kissimmee, FL Utility Auth, Electric Util RB, Commercial Paper, Series 2000B, 1.75%, 12/03/02, Bank of Nova Scotia, Liquidity
3,000,000
3,000,000
Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%, 11/15/02, MBIA Insured
200,000
200,143
Lee County, FL HFA, Housing RB, (Floater - PT-611), 1.85%, 03/06/03, Mandatory Tender @ 100, Banco Santander Central Hispano, S.A., Liquidity
5,220,000
5,220,000
Lee, FL Memorial Health System, Hospital RB, Series A, 4.00%, 04/01/03, FSA Insured
3,760,000
3,789,959
Manatee County, FL, Public Improvement RB, 3.60%, 04/01/03, MBIA Insured
100,000
100,907
Marion County, FL, Public Improvement RB, 1.55%, 12/01/02, MBIA Insured
500,000
500,000
Martin County, FL, GO Bonds, 4.30%, 02/01/03, AMBAC Insured
100,000
100,705
Miami-Dade County, FL, GO Bonds, (Fire and Rescue Service District), 5.50%, 04/01/03, AMBAC Insured
800,000
812,584
Miami-Dade County, FL, Transportation RB, (Miami International Airport), Commercial Paper, Series A, 1.50%, 12/06/02, J.P. Morgan Chase, Bayerische Landesbank Girozentrale, State Street Bank, LOC
2,500,000
2,500,000
Miami, FL, Water & Sewer RB, (Sanitation Sewer System), 5.40%, 01/01/03, Pre-refunded @ 101
445,000
452,137
Ocala, FL, Public Improvement RB, (Capital Improvement), 2.00%, 10/01/03,
AMBAC Insured
430,000
431,943
Ocala, FL, Public Improvement RB, (Optional Gas Tax Rev), 2.50%, 10/01/03, AMBAC Insured
1,315,000
1,326,894
Orlando, FL Utilities Commission, Water & Electric RB, (Commercial Paper), Series 1999A, 1.40%, 11/12/02, Morgan Guaranty Trust Company, LOC
6,000,000
6,000,000
Osceola County, FL School District, GO Bonds, 2.00%, 08/01/03, FSA Insured
370,000
371,642
Palm Beach County, FL, GO Bonds, (Land Acquisition Program), Series A, 3.50%, 06/01/03
100,000
101,088
Palm Beach County, FL, Public Improvement RB, (Criminal Justice Facilities), 2.00%, 06/01/03
370,000
371,385
Palm Beach County, FL, Hospital RB, (Lourdes-Noreen McKeen Residence for Geriatric Care, Inc.), 3.00%, 12/01/02, Radian Asset Assurance Insured
175,000
175,197
Palm Beach County, FL Health Facilities Auth, Hospital RB, (Pooled Hospital Loan Project), Commercial Paper, 1.65%, 11/21/02, SunTrust Bank, LOC
2,500,000
2,500,000
Pinellas County, FL School District, Tax Anticipation Notes, 2.50%, 06/30/03 2,500,000
2,516,018
Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series D, 2.00%, 12/15/02, National Rural Utilities Cooperative Finance Corporation, GTY, Mandatory Tender @ 100
1,500,000
1,500,000
Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series H-4, 1.60%, 03/17/03, National Rural Utilities Cooperative Finance Corporation, GTY, Mandatory Tender @ 100
1,500,000
1,500,000
Rockford, IL, GO Bonds, 5.20%, 12/15/02, Pre-refunded @ 100
200,000
200,818
St. Lucie County, FL School District, GO Bonds, Series A, 4.10%, 02/01/03,
FSA Insured
$100,000
$100,643
Seacoast FL Utility Auth, Water & Sewer RB, 3.00%, 03/01/03, FGIC Insured
100,000
100,510
Seminole County, FL School District, Tax Anticipation Notes, 2.125%, 08/19/03 1,500,000
1,508,550
Sumter County, FL School Board, Certificates of Participation, 2.00%, 01/01/03, MBIA Insured
165,000
165,135
Sunshine State Governmental Financing Comm, Commercial Paper, Series A, 1.50%, 12/04/02, FGIC Insured, SBPA: Bank of Nova Scotia
4,539,000
4,539,000
Sunshine State Governmental Financing Comm, Commercial Paper, Series C, 1.45%, 11/13/02, FGIC Insured, SBPA: Toronto-Dominion Bank
1,330,000
1,330,000
Sunshine State Governmental Financing Comm, Commercial Paper, Series G, 1.45%, 12/10/02, MBIA Insured, SBPA: Landesbank Hessen-Thuringen Girozentrale 2,500,000
2,500,000
Sunshine State Governmental Financing Comm, Commercial Paper, Series F, 1.45%, 12/05/02, AMBAC Insured, SBPA: Landesbank Hessen-Thuringen Girozentrale 1,500,000
1,500,000
Tampa, FL, Hospital RB, (Allegany Health System - St. Mary's), 4.55%, 12/01/02, Escrowed to Maturity
100,000
100,190



Non-Florida (1.8%)


Calamus-Wheatland, IA Community School District, GO Bonds, 4.00%, 12/01/02, MBIA Insured
90,000
90,184
Chicago, IL, GO Bonds, Tender Notes, 1.75%, 12/05/02, Mandatory Tender @100, Landesbank Hessen-Thuringen, LOC
1,000,000
1,000,000
DeKalb County, GA Development Auth, Public Improvement RB, (Emory University Project), Series A, 5.25%, 11/01/02
200,000
200,000
Deschutes County, OR, GO Bonds, 2.00%, 12/01/02, FSA Insured
100,000
100,057
DuPage, IL Forest Preservation District, GO Bonds, Series A, 4.90%, 11/01/02 100,000
100,000
Michigan State Trunk Line, Public Improvement RB, Series B, 5.00%, 11/15/02, FGIC Insured
500,000
500,612
Nassau County, NY, GO Bonds, Series U, 5.125%, 11/01/02, AMBAC Insured
100,000
100,000
Puerto Rico, Commonwealth of, Tax and Revenue Anticipation Notes, 2.50%,
07/30/03
1,000,000
1,007,507
Washoe County, NV School District, Certificates of Participation, 3.00%, 11/01/02, AMBAC Insured
100,000
100,000



Total Municipal Bonds (Cost $95,938,687)

 $   95,938,687






Total Par Value (Cost $171,733,687)

 $ 171,733,687





Summary of Ratings:  AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity:  50.67 Days




(a) percentages indicated are based on investments
AMBAC	Ambac Assurance Corporation	GTY	Guarantee
CP	Commercial Paper	HFA	Housing Finance Authority
FGIC	Financial Guaranty Insurance Corporation	IDA	Industrial
Development Authority
FHA	Federal Housing Authority	IDB	Industrial Development Bond
FNMA	Federal National Mortgage Association	LOC	Letter of Credit
FSA	Financial Securities Assurance	MBIA	Municipal Bond Insurance
Association
GIC	Guaranteed Insurance Contract	RB	Revenue Bond
GO	General Obligation	SBPA	Standby Bond Purchase Agreement
GNMA	Government National Mortgage Association	SFM	Single Family
Mortgage


Florida (8.7%)


Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital), Series 1995A, 2.05%, 04/01/25, SunTrust Bank, N.A., Liquidity $1,400,000
$1,400,000
Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital), Series 1997B, 2.05%, 04/01/27, SunTrust Bank, N.A., Liquidity 500,000
500,000



Non-Florida (2.5%)


Los Angeles County, CA IDA, IDB, (Walter & Howard Lim), 2.35%, 12/01/06, Dai-Ichi Kangyo Bank, Ltd., LOC
555,000
555,000



Total Variable Rate Demand Notes (Cost $ 2,455,000)

 $     2,455,000



*These securities have maturities greater than one year but are redeemable upon demand. For purposes of calculating the Fund's weighted average maturity, the length to maturity of these investments is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.




Principal

Municipal Bonds
Amount
Value



Florida (85.6%)


Brevard County, FL, Water & Sewer RB, 5.85%, 03/01/04, Escrowed to Maturity $100,000
$105,464
Capital Projects Finance Auth, FL, Housing RB, (Capital Projects Loan Program
- Florida Universities), Senior Series F-1, 4.50%, 10/01/06, MBIA Insured
250,000
262,700
Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program), 4.50%, 04/01/03, GNMA/FNMA Collateralized
205,000
206,671
Clearwater, FL Housing Auth, Housing RB, (Hamptons Apartments), 8.25%, 05/01/04, Pre-refunded @ 103
590,000
661,007
Collier County, FL School Board, Certificates of Participation, 4.50%, 02/15/06, FSA Insured
205,000
218,485
Crossings at Fleming Island Community Development District, FL, Special Assessment Bonds, Series B, 5.15%, 05/01/03, MBIA Insured
200,000
203,424
Dade County, FL, GO Bonds, 5.25%, 11/01/04, FGIC Insured
50,000
53,345
Dade County, FL, GO Bonds, 5.25%, 11/01/05, FGIC Insured
335,000
365,314

Dade County, FL School Board, Certificates of Participation, Series B, 5.60%, 08/01/06, Pre-refunded @ 101
$115,000
$129,573
Dade County, FL School District, GO Bonds, 5.00%, 08/01/05, MBIA Insured
100,000
105,905
Duval County, FL School District, GO Bonds, 6.30%, 08/01/07, AMBAC Insured
250,000
288,855
Escambia County, FL Health Facilities Auth, Hospital RB, (Azalea Trace, Inc. Project), 5.25%, 01/01/03
300,000
299,730
Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital & Baptist Manor Project), 4.40%, 10/01/03
210,000
213,205
Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, 4.50%, 04/01/03, GNMA Collateralized
200,000
201,662
Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program), 4.10%, 04/01/04, GNMA Collateralized
130,000
132,059
Escambia County, FL Utilities Auth, Water & Sewer RB, 3.90%, 01/01/03, FSA
Insured
100,000
100,346
First Florida Governmental Financing Commission, Public Improv RB, 4.20%, 07/01/04, AMBAC Insured
100,000
103,995
Florida Development Finance Corporation, IRB, (FDFC Guaranty Program), 1997 Series B, 4.90%, 05/01/03, AMBAC Insured
40,000
40,630
Florida State Department of Transportation, GO Bonds, (Right of Way), 5.80%, 07/01/05, Pre-refunded @ 101
125,000
138,649
Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 6.625%, 06/01/07, Escrowed to Maturity
305,000
328,604
Florida State Board of Education, GO Bonds, Capital Outlay, 8.40%, 06/01/07
55,000
65,316
Florida State Board of Education, GO Bonds, Series C, 5.40%, 06/01/03
60,000
61,303
Florida State Board of Education, GO Bonds, Series A, 5.00%, 06/01/07
200,000
219,408
Florida State Board of Education, GO Bonds, Capital Outlay, Series C, 4.90%, 06/01/05
100,000
102,862
Florida State Board of Education, GO Bonds, Capital Outlay, Series E, 5.80%, 06/01/04, Pre-refunded @ 101
150,000
161,082
Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 5.25%, 06/01/04
100,000
105,419
Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 6.00%, 01/01/05
100,000
108,306
Florida State Board of Education, GO Bonds, Capital Outlay, Series B, 4.625%, 01/01/07
300,000
322,173
Florida State Board of Education, GO Bonds, Series A, 5.00%, 06/01/04
200,000
210,066
Florida State Board of Education, GO Bonds, Capital Outlay, Series B, 5.00%, 06/01/06
365,000
397,427
Florida State Board of Regents, Certificates of Participation, State
University System, (FL Atlantic University Foundation, Inc.), 4.00%, 05/01/04, Asset
Guaranty Insured
125,000
128,854
Florida State Department of Transportation, Transportation RB, (Alligator Alley), 6.25%, 07/01/06, FGIC Insured
100,000
113,431
Florida State Department of Environmental Protection, Public Improv RB, (Preservation 2000), Series 2001A, 5.00%, 07/01/07, FSA Insured
$250,000
$274,675
Florida State Division of Bond Finance, Department of General Services,
Public Improv RB, (Department of Environmental Protection - Preservation
2000), Series A, 5.00%, 07/01/05, FGIC Insured
350,000
376,166
Florida State Turnpike Auth, Transportation RB, Series B, 4.40%, 07/01/07,
MBIA Insured
100,000
107,262
Greater Orlando, FL Aviation Auth, Transportation RB, (Orlando, FL Airport), Series B, 3.25%, 10/01/06, FSA Insured
250,000
255,900
Gulf Breeze, FL, Public Improvement RB, (Venice Local Government Loan), 4.00%, 12/01/06, FGIC Insured, Mandatory Tender @ 100
35,000
37,158
Halifax, FL Hospital Medical Center, Hospital RB, Series A, 5.00%, 10/01/07, MBIA Insured
440,000
475,323
Highlands County, FL Health Facilities Auth, Hospital RB, (Adventist Health/ Sunbelt), 3.35%, 09/01/05, Mandatory Tender @ 100
500,000
500,120
Hillsborough County, FL, Water & Sewer RB, (Capacity Special Assessment), 4.45%, 03/01/04, FSA Insured
200,000
207,264
Hillsborough County, FL, Water & Sewer RB, (Capacity Special Assessment), 4.50%, 03/01/06, FSA Insured
190,000
202,724
Hillsborough County, FL Educational Facilities Auth, Higher Education RB, (University of Tampa Project), 4.15%, 12/01/06, Radian Asset Assurance Insured 225,000
237,483
Hillsborough County, FL HFA, Housing RB, Single Family Mortgage, Series A-1, 4.25%, 04/01/07, GNMA/FNMA Collateralized
115,000
117,828
Hillsborough County, FL IDA, Hospital RB, (H. Lee Moffitt Cancer Center Project), Series C, 3.00%, 07/01/04
170,000
171,312
Hillsborough County, FL, Water & Sewer RB, (Junior Lien), 5.00%, 08/01/06, AMBAC Insured
250,000
273,198
Homestead, FL, Special Assessment RB, (Hurricane Andrew), 5.25%, 03/01/03, Escrowed to Maturity
140,000
141,631
Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 6.00%, 10/01/04, Pre-refunded @ 101
165,000
179,842
Jacksonville, FL, Higher Education RB, (Edward Waters College Project), 3.60%, 10/01/06, Mandatory Tender @ 100, First Union National Bank, LOC
655,000
655,000
Jacksonville, FL Health Facilities Auth, Hospital RB, (Charity Obligated Group), Series A, 5.00%, 08/15/03, MBIA Insured
300,000
307,821
Jacksonville, FL Health Facilities Auth, Hospital RB, (Charity Obligated Group), Series A, 5.50%, 08/15/06, MBIA Insured
250,000
276,963
Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Florida Project), Series 2000A, 5.75%, 03/01/03 125,000
125,796
Jacksonville, FL Port Auth, Seaport RB, Series 2000, 4.70%, 11/01/06, MBIA
Insured
250,000
268,885
Lafayette County, FL, Public Improv RB, Series 2000, 4.90%, 09/01/04
155,000
162,260
Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%,
11/15/02, MBIA Insured
$90,000
$90,062
Lauderhill, FL, Sales Tax RB, (Half Cent), 4.25%, 10/01/05, FGIC Insured
150,000
157,473
Lee County, FL School Board, Certificates of Participation, Series A, 4.85%, 08/01/03, FSA Insured
50,000
51,192
Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project), 4.75%, 11/01/04, FSA Insured
185,000
195,094
Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project), 4.75%, 11/01/05, FSA Insured
210,000
225,030
Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project), 3.90%, 11/01/05, AMBAC Insured
295,000
310,393
Lee County, FL Solid Waste System, Solid Waste RB, 5.25%, 10/01/07, MBIA
Insured
500,000
545,790
Lee, FL Memorial Health System, Hospital RB, Series A, 4.00%, 04/01/07,
FSA Insured
250,000
262,035
Leesburg, FL, Hospital RB, (Leesburg Regional Medical Center), Series B,
5.30%, 07/01/03
85,000
86,580
Lee County, FL School District, GO Bonds, 5.20%, 07/01/07
100,000
103,991
Martin County, FL Health Facilities Auth, Hospital RB, (Martin Memorial
Medical Center), Series B, 5.25%, 11/15/07, MBIA Insured
250,000
277,978
Miami Beach, FL Health Facilities Auth, Hospital RB, (South Shore Hospital), Series A, 4.30%, 08/01/03, ACA Insured
130,000
132,159
Miami-Dade County, FL Solid Waste System, Solid Waste RB, 4.20%, 10/01/05, AMBAC Insured
75,000
79,438
Naples, FL, Hospital RB, (Naples Community Hospital, Inc. Project), 4.90%, 10/01/04, MBIA Insured
200,000
209,402
North Miami, FL Health Facilities Auth, Hospital RB, (Catholic Health Services Obligation Group), 5.10%, 08/15/04, SunTrust Bank, Central Florida, LOC
190,000
197,317
Northern Palm Beach County, FL Improvement District, Public Improv RB, (Water Control & Improvement - Unit Development 18), 4.30%, 08/01/05, MBIA Insured 50,000
52,926
Orange County, FL Health Facilities Auth, Hospital RB, (Orlando Regional Healthcare), Series A, 6.25%, 10/01/07, Escrowed to Maturity
235,000
273,317
Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health System), 5.50%, 11/15/03
250,000
257,613
Orange County, FL HFA, Housing RB, (Homeowner Rev), Series A-1, 4.95%, 09/01/05 50,000
52,213
Orlando, FL Utilities Commission, Electric Util RB, 5.75%, 10/01/05
500,000
551,320
Osceola County, FL HFA, Multifamily Housing RB, (Tierra Vista Apartments Project), Series A, 4.85%, 06/01/03, FSA Insured
55,000
55,650
Osceola County, FL, Sales Tax RB, 3.95%, 04/01/04, FSA Insured
150,000
154,581
Osceola County, FL School Board, Certificates of Participation, Series A,
(Four Corners Charter School), 5.00%, 08/01/05, MBIA Insured
215,000
231,267
Palm Beach County, FL, Public Improv RB, (Criminal Justice Facilities),
5.375%, 06/01/07, FGIC Insured
$250,000
$278,038
Palm Beach County, FL Health Facilities Auth, Hospital RB, (The Waterford Project), Series 1997, 5.00%, 10/01/03
150,000
149,547
Palm Beach County, FL, Hospital RB, (Lourdes-Noreen Mckeen Residence for Geriatric Care, Inc.), 3.50%, 12/01/07, Radian Asset Assurance Insured
250,000
254,343
Palm Beach, FL HFA, Housing RB, (Lake Crystal Apts Project), 4.20%, 12/01/04, FHLMC Collateralized
130,000
133,849
Pinellas County, FL HFA, Single Family Mortgage RB, Series 1997C, 5.05%, 09/01/07, GNMA Collateralized
50,000
50,962
Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Senior Lien, Series 1996A, 7.25%, 12/01/02
120,000
120,445
Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.70%, 12/01/02
65,000
65,169
Pinellas County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, 3.70%, 09/01/06, GNMA/FNMA Collateralized
90,000
90,699
Plantation, FL, Water & Sewer RB, Zero Coupon, 03/01/03, MBIA Insured
40,000
39,774
Reedy Creek, FL Improvement District, Public Improv RB, Series A, 5.00%, 06/01/07, AMBAC Insured
135,000
148,100
St. Lucie County, FL School Board, Certificates of Participation, 5.00%, 07/01/03, Escrowed to Maturity
25,000
25,552
St. Lucie County, FL School Board, Certificates of Participation, 5.00%, 07/01/03, FSA Insured
30,000
30,664
St. Petersburg, FL Health Facilities Auth, Hospital RB, (All Children's Hospital), Series A, 6.30%, 11/15/04, MBIA Insured
50,000
51,059
St. Petersburg, FL, Water & Sewer RB, (Utility Tax Revenue), 5.00%, 06/01/07, AMBAC Insured
250,000
274,260
Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev), 3.80%, 09/01/04, FSA Insured
125,000
129,596
Seminole County, FL School Board, Certificates of Participation, Series A, 6.125%, 07/01/04, Pre-refunded @ 102
185,000
202,061
South Broward Hospital District, FL, Hospital RB, 4.95%, 05/01/03, AMBAC
Insured
50,000
50,800
South Broward Hospital District, FL, Hospital RB, 5.05%, 05/01/04, AMBAC
Insured
100,000
103,572
South Lake County, FL Hospital District, Hospital RB, (South Lake Hospital, Inc.), 4.625%, 10/01/04
65,000
67,295
Sunrise, FL, Water & Sewer RB, Series A, 5.75%, 10/01/06, Pre-refunded @ 101 100,000
113,527
Sunrise Lakes, FL, GO Bonds, (Phase 4 Recreation Dist), 4.125%, 08/01/04, AMBAC Insured
100,000
104,066
Tallahassee, FL, Electric Util RB, 6.10%, 10/01/06, Escrowed to Maturity
310,000
338,213
Tallahassee, FL, Electric Util RB, Series A, 4.00%, 10/01/04, FSA Insured
100,000
104,217
Turtle Run, FL Community Development District, Special Assessment RB, (Water Management Benefit), 5.00%, 05/01/05, MBIA Insured
$210,000
$224,746
Venice, FL, Hospital RB, (Bon Secours Health System Project), 5.10%, 08/15/05, MBIA Insured
100,000
107,882
Volusia County, FL Health Facilities Auth, Hospital RB, (John Knox Project), Series A, 5.50%, 06/01/05, Asset Guaranty Insured
300,000
323,292
West Orange, FL Healthcare District, Hospital RB, Series 1999A, 5.00%,
02/01/04
250,000
256,673






Non-Florida (3.2%)


Puerto Rico Commonwealth Medical Services Administration, Certificates of Participation, Series 2002, 2.75%, 12/01/03
$ 235,000
$234,598
Virgin Islands Port Auth, Transportation RB, (Rohlsen Terminal), Series 1998A, 4.35%, 09/01/03
455,000
461,980






Total Municipal Bonds (Cost $20,059,864)

 $ 20,597,681



Total Par Amount (Cost $22,514,864)

 $ 23,052,681









Summary of Ratings:  AAA/Equivalent 68%, AA/Equivalent 16%
A/Equivalent 5%, BBB/Equivalent 6%, Other 5%
Average Portfolio Maturity:  2.27 Years



(a) percentages indicated are based on investments
AMBAC	Ambac Assurance Corporation	GTY	Guarantee
CP	Commercial Paper	HFA	Housing Finance Authority
FGIC	Financial Guaranty Insurance Corporation	IDA	Industrial
Development Authority
FHA	Federal Housing Authority	IDB	Industrial Development Bond
FNMA	Federal National Mortgage Association	LOC	Letter of Credit
FSA	Financial Securities Assurance	MBIA	Municipal Bond Insurance
Association
GIC	Guaranteed Insurance Contract	RB	Revenue Bond
GO	General Obligation	SBPA	Standby Bond Purchase Agreement
GNMA	Government National Mortgage Association	SFM	Single Family
Mortgage





Money Fund
ShortTerm Fund
ASSETS




Investments in securities, at value (cost $171,733,687 and $22,514,864 respectively)

$ 171,733,687
$ 23,052,681
Cash	.

--
32,431
Receivables:



     Interest

537,326
272,543
     Fund shares sold

          115,101
                   --
          Total assets

$ 172,386,114

$ 23,357,655




LIABILITIES




Payable for investment securities purchased

$                   --
$      171,075
Dividend payable

168,218
59,349
Funds advanced by manager

75,605
9,991
Funds advanced by custodian

              4,728
                   --
           Total liabilities

$        248,551
$      240,415




NET ASSETS




Paid in capital

$ 172,100,287
$ 22,432,040
Net unrealized appreciation (depreciation) on investments

--
537,817
Accumulated net realized gain (loss)

            37,276
        147,383
Net assets

$ 172,137,563
$ 23,117,240
Number of shares outstanding

   172,247,111
     2,255,846
Net asset value, offering price and redemption price per share


$               1.00

$          10.25




Money Fund
ShortTerm Fund
INVESTMENT INCOME



Income:



     Interest

$ 1,309,834
$ 425,109
Expenses:



Investment advisory fee (Note 2)

416,336
70,481
Distribution and service fees (Note 2)

49,694
8,743
Custodian fees

7,623
6,425
Transfer agency fees and expenses (Note 2)

53,049
9,027
Printing costs

6,675
726
Professional fees

8,912
6,514
Insurance

3,629
495
Registration and filing fees

19,000
11,167
Trustees' fees and expenses

6,290
1,110
Other expenses

        12,618
     15,836
Total expenses

583,826
130,524
Expense reimbursements and fee reductions (Note 2)

     (222,447)
    (79,537)
      Net expenses

      361,379
     50,987
Net investment income

$    948,455
$ 374,122




REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS



Net realized gain (loss) on investments

$       (6,490)
$   89,658
Net unrealized appreciation (depreciation) of investments

                 --
   154,112
Net realized and unrealized gain (loss) of investments

         (6,490)
   243,770
Increase in net assets from operations

$    941,965
$ 617,892




            Money Fund

	ShortTerm Fund

Six Months
Ended
(unaudited)
10/31/02

Year
Ended
4/30/02
Six Months
Ended
(unaudited)
10/31/02

Year
Ended
4/30/02
INCREASE (DECREASE) IN NET ASSETS



Operations:
   Net investment income	...

$       948,455

$   3,084,050

$     374,122

$     949,008
   Net realized gain (loss) on
     investments

(6,490)

49,175

89,658

173,217
   Unrealized appreciation (depreciation) of investments

                    --

                   --

       154,112

      104,757

   Increase in net assets from operations

941,965

3,133,225

617,892

1,226,982











Dividends to shareholders from:
   Net investment income	...



(948,455)



(3,084,050)



(374,122)



(949,008)

   Net realized gains	...

--

--

--

(105,789)

Fund share transactions (Note 3)

      5,296,082

    14,457,025

       508,281

 (6,291,399)






   Net increase (decrease) in net assets

 5,289,592

14,506,200

752,051

(6,119,214)











Net Assets:

   Beginning of period


  166,847,971


  152,341,771


  22,365,189


_28,484,403

   End of period

$172,137,563

$166,847,971

$23,117,240

$22,365,189


1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:
Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized to the maturity of the instrument.
For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued or Delayed Delivery Bonds
The Funds may trade on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.
Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net realized gains, if any, on the sales of investments are recorded on the ex-dividend date, and made after the close of the Fund's fiscal year and in November, December and/ or January, as declared by the Board of Trustees. Such distributions are subject to federal income taxes. Dividends paid from net investment income are generally exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date an order to buy or sell is executed). Interest income, including amortization of premium and accretion of discount, is recorded on the accrual basis.
Realized gains or losses from securities transactions are recorded on the identified cost basis.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate

Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money
Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets. For the six-month period ended October 31, 2002, management fees totaled $416,336 and $70,481 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the six-month period ended October 31, 2002, fees under this agreement amounted to $32,634 and $2,452 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .40% (.50% effective September 1, 2002) of each Fund's average daily net assets. Expenses in excess of .50% of each Fund's average daily net assets will continue to be paid by WRH until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as distribution and service fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the six-month period ended October 31, 2002, the Money Fund paid $252 to WRH for brokerage fees and the ShortTerm Fund paid no fees on executions of portfolio investment transactions.
Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.





3.  Fund Shares
Transactions in Fund shares for the six-month period ended October 31, 2002 and the year ended April 30, 2002 were as follows:




	MONEY FUND*



	SHORTTERM FUND







SHARES



AMOUNT



Six Months
Ended
10/31/02

Year
Ended
4/30/02

Six Months
Ended
10/31/02

Year
Ended
4/30/02

Six Months
Ended
10/31/02

Year
Ended
4/30/02
Sold
189,277,360
428,171,372


1,188,444
1,698,475


12,157,158
17,238,730
Issued on reinvested dividends
877,847
3,069,993


33,529
97,914


342,747
993,670
Redeemed
(184,859,125)
(416,784,340)


(1,172,315)
(2,414,685)


(11,991,624)
(24,523,799)
Net increase (decrease)
      5,296,082
    14,457,025


        49,658
    (618,296)


      508,281
 (6,291,399)

* All at $1.00 per share


4.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the six months ended October 31, 2002 were $4,417,384 and $4,073,815, respectively.


5.  Federal Income Taxes
At October 31, 2002, the cost of securities for federal income tax purposes was approximately the same as that for financial reporting purposes. Market value includes net unrealized appreciation over tax cost of $537,817 for the ShortTerm Fund, which consists of aggregate gross unrealized appreciation and (depreciation) of $540,988 and ($3,171), respectively.

For income tax purposes, all distributions paid by both the Money Market Fund and the ShortTerm Fund during the six month period ended October 31, 2002 were from tax-exempt interest income.

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:
	Money Fund	ShortTerm Fund
Undistributed Ordinary Income	  $43,766 	  $39,388
Undistributed Tax-Exempt Income	$168,218	  $59,349
Undistributed Long Term Capital Gains		$107,995

For the six month period ended October 31, 2002, the Money Fund realized capital losses of $6,490 which are available to offset future distributable realized taxable gains.

6.  Financial Highlights
									Money
                                                                        Fund


Per share operating performance
(for a share outstanding throughout the period)
Six Months
 Ended
10/31/02
Year
 Ended
4/30/02
Year
 Ended
4/30/01
Year
Ended
4/30/00
Year
Ended
4/30/99
Year
Ended
4/30/98
Net asset value, beginning of period................

$1.00
$1.00
$1.00
$1.00
$1.00
$1.00
Income from investment operations:
     Net Investment Income.............................

..006

0.019

0.036

0.032

0.030

0.034

Less distributions:









     Dividends from net investment
          income..............................................

(.006)

(0.019)

(0.036)

(0.031)

(0.030)

(0.034)
Return of capital......................................
         --
         --
  (0.001)
         --
         --
         --







Net asset value, end of period........................
$1.00
$1.00
$1.00
$1.00
$1.00
$1.00







Total return...............................................
..58%
1.89%
3.70%
3.26%
3.02%
3.50%







Ratios/Supplemental Data







Net assets at end of period (000's)..................
$172,138
$166,848
$152,342
$137,051
$160,410
$149,361







Ratios to average daily net assets:*






     Expenses...............................................
..43%
..40%
..40%
..40%
..39%
..26%
     Expenses (Before reimbursement)..............
..70%
..70%
..74%
..70%
..73%
..78%
     Net Investment Income.............................
1.14%
1.84%
3.63%
3.11%
2.96%
3.43%





* Figures for six-months ended October 31, 2002 are annualized.


6.  Financial Highlights (continued)
									Short
                                                                        Term
                                                                        Fund

Per share operating performance
(for a share outstanding throughout the period)
Six Months
  Ended
10/31/02
Year
Ended
4/30/02
Year
Ended
4/30/01
Year
Ended
4/30/00
Year
Ended
4/30/99
Year
Ended
4/30/98
Net asset value, beginning of period...............

$10.14
$10.09
$9.84
$10.11
$10.05
$9.95
Income from investment operations:
     Net Investment income............................
     Net realized and unrealized gain (loss)
          on investments..................................

..16

..11

0.38

0.10

0.41

0.25

0.41

(0.27)

0.40

 0.06

0.42

  0.10

     Total from investment operations...............

0.27

0.48

0.66

0.14

0.46

0.52







Less distributions from:






     Net investment income............................
(.16)
(0.38)
    (0.41)
(0.40)
(0.40)
(0.42)
     Net realized gains..................................
--
(0.05)




     Return of capital....................................
        --
         --
         --
(0.01)
        --
        --







Total distributions

   (.16)
  (0.43)
  (0.41)
(0.41)
  (0.40)
  (0.42)
Net asset value, end of period.......................
$10.25
$10.14
$10.09
$9.84
$10.11
$10.05







Total return...............................................
2.72%
4.77%
6.79%
1.39%
4.71%
5.23%







Ratios/supplemental Income













Net assets at end of period (000's).................
$23,117
$22,365
$28,484
$32,779
$29,356
$22,953







Ratios to average daily net assets:*






     Expenses.............................................
..43%
..40%
..40%
..40%
..39%
..26%
     Expenses (before reimbursement).............
1.11%
1.07%
..92%
..91%
..93%
..93%
     Net Investment income............................
3.18%
3.73%
4.07%
3.97%
4.00%
4.20%







Portfolio turnover rate..................................
19.7%
62.1%
26.0%
32.2%
25.6%
40.2%










* Figures for six-months ended October 31, 2002 are annualized (except for portfolio turnover rate).



Interested Trustee

W. Robb Hough, Jr., age 49
Current Positions Held with the Funds:  President and Chairman
Term of Office and Length of Time Served:  Indefinitely until successor is elected.  Chairman since November 1993; President since
May 1996.
Principal Occupations During the Past Five Years: President, William R. Hough & Co.
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Director and President, William R. Hough & Co.


Independent Trustees

Daniel Calabria, age 66
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since November 1993.
Principal Occupations During the Past Five Years: Retired; Trustee for various mutual funds
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Trustee, IDEX Mutual Funds; Trustee, AEGON/Transamerica Series Funds

William C. James, age 75
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since November 1993.
Principal Occupations During the Past Five Years: Retired; Private Investor Number of Portfolios Overseen Within the Fund Complex: 2
Other Directorships Held Outside the Fund Complex:  None

James T. Lang, age 81
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since November 1993.
Principal Occupations During the Past Five Years: Financial manager of U.S. Department of Commerce Grants to World Trade Association of Florida, financial consultant, trustee of various individual trusts
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Board member for various non-profit charitable organizations

Peter B. Wells, age 48
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since May 2000.
Principal Occupations During the Past Five Years: Certified Public Accountant, Wells, Houser, Schatzel & Thomas, P.A., formerly named Peel, Schatzel & Wells, P.A.
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex:  None






THE FLORIDA TAXFREE FUNDS
Notes to Financial Statements (Continued)




24

THE FLORIDA TAXFREE FUNDS





3


The Florida TaxFree Money Market Fund
Statement of Investments
October 31, 2002 (Unaudited)

	Principal
Variable Rate Demand Notes	Amount	Value


16
See Notes to Financial Statements

The Florida TaxFree Money Market Fund
Statement of Investments
October 31, 2002 (Unaudited)

	Principal
Variable Rate Demand Notes (continued)	Amount	Value


The Florida TaxFree Money Market Fund
Statement of Investments
October 31, 2002 (Unaudited)

	Principal
Municipal Bonds (continued)	Amount	Value


The Florida TaxFree Money Market Fund
Statement of Investments
October 31, 2002 (Unaudited)


The Florida TaxFree ShortTerm Fund
Statement of Investments
October 31, 2000 (Unaudited)

	    Principal
Municipal Bonds (Continued)	    Amount           	Value



The Florida TaxFree ShortTerm Fund
Statement of Investments
October 31, 2002 (Unaudited)

	Principal
Variable Rate Demand Notes	Amount	Value


The Florida TaxFree ShortTerm Fund
Statement of Investments
October 31, 2002 (Unaudited)

	Principal
Municipal Bonds (Continued)	Amount	Value


THE FLORIDA TAXFREE FUNDS
Statements of Assets and Liabilities
October 31, 2002 (Unaudited)


19
See Notes to Financial Statements

THE FLORIDA TAXFREE FUNDS
Statements of Operations
For the Six Months Ended October 31, 2002 (Unaudited)


THE FLORIDA TAXFREE FUNDS
Statements of Changes in Net Assets



THE FLORIDA TAXFREE FUNDS
Notes to Financial Statements - October 31, 1998 (Unaudited)



20


THE FLORIDA TAXFREE FUNDS
Notes to Financial Statements (Unaudited)



25


The Florida Tax Free Funds
Independent Auditor's Report



THE FLORIDA TAXFREE FUNDS
Notes to Financial Statements (Unaudited) (Continued)



THE FLORIDA TAXFREE FUNDS
Notes to Financial Statements (Unaudited) (Continued)



THE FLORIDA TAXFREE FUNDS